Schedule of consolidated statements of operations (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases [Abstract]
Amortization of right-of-use assets	$ 44,156	$ 60,326	$ 56,065
Interest of lease liabilities	$ 7,881	$ 10,767	$ 11,991